Assets Held for Sale - Summary of Assets Held for Sale (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 Aircraft
Disclosure of assets held for sale [line items]
Number of aircrafts subject to sale and lease agreement | Aircraft | Aircraft		15
Subsequent Event [Member] | Covid19 [Member]
Disclosure of assets held for sale [line items]
Revaluation of carrying amount of Property plant and equipment recoverable value	$ 352,867
A-320 [member]
Disclosure of assets held for sale [line items]
Number of aircraft sold | Aircraft	9	16
Proceeds from non current assets or disposal group classified as held for sale	$ 263,293
Loss on sale of disposal group discontinued assets	1,628
Embraer E One Hundred And Ninty [Member]
Disclosure of assets held for sale [line items]
Proceeds from non current assets or disposal group classified as held for sale	62,356
Loss on sale of disposal group discontinued assets	$ 16